LONG-TERM INVESTMENTS Additional Information (Details) - HKD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2019
Schedule of Equity Method Investments [Line Items]
Equity method investments (1)	$ 7,798	$ 0	$ 6,709
Impairment provision of equity method investments	0		$ 5,888
Equity investments without readily determinable fair values (2)	15,596
Impairment provision of equity investments without readily determinable fair values	$ 0	$ 0
TH Fund LP
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest (as a percent)	10.00%		20.00%
Newflow Amity Fund I, LP
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest (as a percent)	2.75%